Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Benefits

NOTE 7: EMPLOYEE BENEFITS

The following table summarizes the components of net periodic benefit cost for the three month periods ended March 31, 2013 and 2012 for the Ryerson pension plans and postretirement benefits other than pension:

	Three Months Ended March 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Components of net periodic benefit cost
Service cost	$1	$1	$—	$—
Interest cost	9	10	1	2
Expected return on assets	(11)	(11)	—	—
Recognized actuarial net (gain) loss	3	2	(2)	(2)

Net periodic benefit cost	$2	$2	$(1)	$—

Contributions

The Company has contributed $9.6 million to the pension plan fund through the three months ended March 31, 2013 and anticipates that it will have a minimum required pension contribution funding of approximately $38 million for the remaining nine months of 2013.

Note 10: Employee Benefits

The Company accounts for its pension and postretirement plans in accordance with FASB ASC 715, “Compensation – Retirement Benefits” (“ASC 715”). In addition to requirements for an employer to recognize in its consolidated balance sheet an asset for a plan’s overfunded status or a liability for a plan’s underfunded status and to recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, ASC 715 requires an employer to measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year.

Prior to January 1, 1998, the Company’s non-contributory defined benefit pension plan covered certain employees, retirees and their beneficiaries. Benefits provided to participants of the plan were based on pay and years of service for salaried employees and years of service and a fixed rate or a rate determined by job grade for all wage employees, including employees under collective bargaining agreements.

Effective January 1, 1998, the Company froze the benefits accrued under its defined benefit pension plan for certain salaried employees and instituted a defined contribution plan. Effective March 31, 2000, benefits for certain salaried employees of J. M. Tull Metals Company and AFCO Metals, subsidiaries that were merged into JT Ryerson, were similarly frozen, with the employees becoming participants in the Company’s defined contribution plan. Salaried employees who vested in their benefits accrued under the defined benefit plan at December 31, 1997 and March 31, 2000, are entitled to those benefits upon retirement. For the years ended December 31, 2012, 2011 and 2010, expense recognized for its defined contribution plans was $6.8 million, $7.0 million and $8.6 million, respectively.

In the fourth quarter of 2010, the Company announced the closure of one of its facilities, which significantly reduced the expected years of future service of active accruing participants in the Company’s defined benefit pension plan. As a result, the Company recorded a pension curtailment loss of $2.0 million in 2010.

In 2012, the Company amended the terms of one of our Canadian post-retirement medical and life insurance plans which effectively eliminated benefits to a group of employees unless these individuals agreed to retire by December 31, 2015. These actions meet the definition of a curtailment under FASB ASC 715-30-15 and resulted in a curtailment gain of $1.7 million for the year ended December 31, 2012.

The Company has other deferred employee benefit plans, including supplemental pension plans, the liability for which totaled $18.5 million and $16.0 million at December 31, 2012 and 2011, respectively.

Summary of Assumptions and Activity

The tables included below provide reconciliations of benefit obligations and fair value of plan assets of the Company plans as well as the funded status and components of net periodic benefit costs for each period related to each plan. The Company uses a December 31 measurement date to determine the pension and other postretirement benefit information. For the year 2010, the Company had an additional measurement date of November 18 for our U.S. pension plan due to the announced closure of one of its facilities as discussed above. The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for U.S. plans were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	November 18 to December 31, 2010	January 1 to November 17, 2010
Discount rate for calculating obligations	4.00%	4.90%	5.35%	N/A
Discount rate for calculating net periodic benefit cost	4.90	5.35	5.40	5.80%
Expected rate of return on plan assets	8.75	8.75	8.75	8.75
Rate of compensation increase	3.00	3.00	3.00	4.00

The expected rate of return on U.S. plan assets is 8.20% for 2013.

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily health care, for U.S. plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	3.60%	4.60%	5.25%
Discount rate for calculating net periodic benefit cost	4.60	5.25	5.70
Rate of compensation increase – benefit obligations	3.00	3.00	3.00
Rate of compensation increase – net periodic benefit cost	3.00	3.00	4.00

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.20%	4.75%	5.25%
Discount rate for calculating net periodic benefit cost	4.75	5.25	5.75
Expected rate of return on plan assets	6.50	7.00	7.00
Rate of compensation increase	3.50	3.50	3.50

The expected rate of return on Canadian plan assets is 6.50% for 2013.

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily healthcare, for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	4.80	5.25	5.75
Rate of compensation increase	3.50	3.50	3.50

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in Benefit Obligation
Benefit obligation at beginning of year	$856	$815	$143	$176
Service cost	3	3	1	1
Interest cost	41	42	6	8
Plan amendments	—	—	(11)	(1)
Actuarial (gain) loss	81	47	6	(29)
Special termination benefits	1	1	—	1
Effect of changes in exchange rates	1	(1)	1	—
Curtailment gain	—	—	(2)	—
Benefits paid (net of participant contributions and Medicare subsidy)	(53)	(51)	(14)	(13)

Benefit obligation at end of year	$930	$856	$130	$143

Accumulated benefit obligation at end of year	$925	$852	N/A	N/A

Change in Plan Assets
Plan assets at fair value at beginning of year	$497	$509	$—	$—
Actual return (loss) on plan assets	69	(4)	—	—
Employer contributions	46	44	15	15
Effect of changes in exchange rates	1	(1)	—	—
Benefits paid (net of participant contributions)	(53)	(51)	(15)	(15)

Plan assets at fair value at end of year	$560	$497	$—	$—

Reconciliation of Amount Recognized
Funded status	$(370)	$(359)	$(130)	$(143)

Amounts recognized in balance sheet consist of:
Current liabilities	$—	$—	$(13)	$(14)
Non-current liabilities	(370)	(359)	(117)	(129)

Net benefit liability at the end of the year	$(370)	$(359)	$(130)	$(143)

Canadian benefit obligations represented $60 million and $55 million of the Company’s total Pension Benefits obligations at December 31, 2012 and 2011, respectively. Canadian plan assets represented $48 million and $46 million of the Company’s total plan assets at fair value at December 31, 2012 and 2011, respectively. In addition, Canadian benefit obligations represented $16 million and $18 million of the Company’s total Other Benefits obligation at December 31, 2012 and 2011, respectively.

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 consist of the following:

	At December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in accumulated other comprehensive income (loss), pre–tax, consists of
Net actuarial (gain) loss	$403	$355	$(73)	$(87)
Prior service cost (credit)	1	2	(12)	(1)

Total	$404	$357	$(85)	$(88)

Net actuarial losses of $13.8 million and prior service costs of $0.2 million for pension benefits and net actuarial gains of $7.3 million and prior service credits of $1.6 million for other postretirement benefits are expected to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year.

Amounts recognized in other comprehensive income (loss) for the years ended December 31, 2012 and 2011 consist of the following:

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in other comprehensive income (loss), pre–tax, consists of
Net actuarial loss (gain)	$58	$98	$6	$(29)
Amortization of net actuarial loss (gain)	(11)	(6)	8	5
Prior service credit	—	—	(11)	(1)

Total recognized in other comprehensive income (loss)	$47	$92	$3	$(25)

For measurement purposes for U.S. plans at December 31, 2012, the annual rate of increase in the per capita cost of covered health care benefits for participants under 65 was 7 percent, grading down to 5 percent in 2020, the level at which it is expected to remain. At December 31, 2012 the rate for participants over 65 was 6.5 percent, grading down to 5 percent in 2018, plus a risk adjustment of 0.6 percent grading down to zero percent in 2062, the level at which it is expected to remain. For measurement purposes for U.S. plans at December 31, 2011, the annual rate of increase in the per capita cost of covered health care benefits was 8.0 percent for all participants, grading down to 5 percent in 2017, the level at which it is expected to remain. For measurement purposes for U.S. plans at December 31, 2010, the annual rate of increase in the per capita cost of covered health care benefits was 8.5 percent for all participants, grading down to 5 percent in 2017, the level at which it is expected to remain.

For measurement purposes for Canadian plans at December 31, 2012, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent per annum, grading down to 4.5 percent in 2033, the level at which it is expected to remain. For measurement purposes for Canadian plans at December 31, 2011, the annual rate of increase in the per capita cost of covered health care benefits was 12 percent per annum, grading down to 5 percent in 2023, the level at which it is expected to remain. For measurement purposes for Canadian plans at December 31, 2010, the annual rate of increase in the per capita cost of covered health care benefits was 12 percent per annum, grading down to 5 percent in 2023, the level at which it is expected to remain.

The components of the Company’s net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Components of net periodic benefit cost
Service cost	$3	$3	$3	$1	$1	$1
Interest cost	41	42	43	6	8	10
Expected return on assets	(45)	(47)	(46)	—	—	—
Recognized actuarial loss (gain)	11	6	6	(7)	(4)	(4)
Special termination benefits	—	1	7	—	1	3
Curtailment loss (gain)	—	—	2	(2)	—	—

Net periodic benefit cost (credit)	$10	$5	$15	$(2)	$6	$10

The assumed health care cost trend rate has an effect on the amounts reported for the health care plans. For purposes of determining net periodic benefit cost for U.S plans, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent for all participants for the year ended December 31, 2012, grading down to 5 percent in 2017. For purposes of determining net periodic benefit cost for Canadian plans, the annual rate of increase in the per capita cost of covered health care benefits was 8 percent for the year ended December 31, 2012, grading down to 4.5 percent in 2033. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% increase	1% decrease
	(In millions)
Effect on service cost plus interest cost	$0.3	$(0.2)
Effect on postretirement benefit obligation	4.5	(3.6)

Pension Trust Assets

The expected long-term rate of return on pension trust assets is 6.50% to 8.20% based on the historical investment returns of the trust, the forecasted returns of the asset classes and a survey of comparable pension plan sponsors.

The Company’s pension trust weighted-average asset allocations at December 31, 2012 and 2011, by asset category are as follows:

	Trust Assets at December 31,
	2012	2011
Equity securities	64%	62%
Debt securities	22	22
Real Estate	3	3
Other	11	13

Total	100.0%	100.0%

The Board of Directors of Ryerson has general supervisory authority over the Pension Trust Fund and approves the investment policies and plan asset target allocation. An internal management committee provides on-going oversight of plan assets in accordance with the approved policies and asset allocation ranges and has the authority to appoint and dismiss investment managers. The investment policy objectives are to maximize long-term return from a diversified pool of assets while minimizing the risk of large losses, and to maintain adequate liquidity to permit timely payment of all benefits. The policies include diversification requirements and restrictions on concentration in any one single issuer or asset class. The currently approved asset investment classes are cash; fixed income; domestic equities; international equities; real estate; private equities and hedge funds of funds. Company management allocates the plan assets among the approved investment classes and provides appropriate directions to the investment managers pursuant to such allocations. The approved target ranges and allocations as of the December 31, 2012 measurement date were as follows:

	Range	Target
Equity securities	35-85%	63%
Debt securities	10-30	21
Real Estate	0-10	9
Other	0-10	7

Total		100%

The fair value of Ryerson’s pension plan assets at December 31, 2012 by asset category are as follows. See Note 16 for the definitions of Level 1, 2, and 3 fair value measurements.

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.1	$11.1	$—	$—
Equity securities:
US large cap	121.0	—	121.0	—
US small/mid cap	45.4	—	45.4	—
Canadian large cap	6.4	—	6.4	—
Canadian small cap	1.6	—	1.6	—
Other international companies	183.1	—	183.1	—
Fixed income securities:
Investment grade debt	122.7	—	122.7	—
Other types of investments:
Commodity funds	1.5	—	1.5	—
Multi-strategy funds	26.7	—	—	26.7
Private equity funds	22.5	—	—	22.5
Real estate	17.7	—	17.0	0.7

Total	$559.7	$11.1	$498.7	$49.9

The hierarchy classification for common collective trust plan assets in 2011 totaling $151.5 million has been adjusted from level 1 to level 2 due to our ownership at the fund level rather than of the individual securities. The fair value of Ryerson’s pension plan assets at December 31, 2011 by asset category are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$31.6	$31.6	$—	$—
Equity securities:
US large cap	138.9	—	138.9	—
US small/mid cap	44.3	—	44.3	—
Canadian large cap	12.0	12.0	—	—
Canadian small cap	1.0	1.0	—	—
Other international companies	112.0	13.4	98.6	—
Fixed income securities:
Investment grade debt	111.1	19.0	92.1	—
Other types of investments:
Multi-strategy funds	2.7	—	—	2.7
Private equity funds	28.3	—	—	28.3
Real estate	15.3	—	12.8	2.5

Total	$497.2	$77.0	$386.7	$33.5

The pension assets classified as Level 2 investments in both 2012 and 2011 are part of common collective trust investments.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Multi- Strategy Hedge funds	Private Equity Funds	Real Estate	Total
	(In millions)
Beginning balance at January 1, 2010	$19.2	$29.8	$21.4	$70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	2.4	0.7	3.3
Relating to assets sold during the period	0.7	0.9	3.7	5.3
Purchases, sales, and settlements	(14.1)	(1.6)	(22.0)	(37.7)

Ending balance at December 31, 2010	$6.0	$31.5	$3.8	$41.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	0.3	0.2	0.7
Relating to assets sold during the period	—	0.7	(0.2)	0.5
Purchases	—	1.4	—	1.4
Sales	(3.5)	(5.6)	(1.3)	(10.4)

Ending balance at December 31, 2011	$2.7	$28.3	$2.5	$33.5
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.5	(0.3)	1.9
Relating to assets sold during the period	(0.5)	2.4	0.8	2.7
Purchases	25.0	0.5	—	25.5
Sales	(2.2)	(9.2)	(2.3)	(13.7)

Ending balance at December 31, 2012	$26.7	$22.5	$0.7	$49.9

Securities listed on one or more national securities exchanges are valued at their last reported sales price on the date of valuation. If no sale occurred on the valuation date, the security is valued at the mean of the last “bid” and “ask” prices on the valuation date.

Corporate and government bonds which are not listed or admitted to trading on any securities exchanges are valued at the average mean of the last bid and ask prices on the valuation date based on quotations supplied by recognized quotation services or by reputable broker dealers.

The non-publicly traded securities, other securities or instruments for which reliable market quotations are not available are valued at each investment manager’s discretion. Valuations will depend on facts and circumstances known as of the valuation date and application of certain valuation methods.

Contributions

The Company contributed $45.9 million, $43.9 million, and $46.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, to improve the funded status of the plans. The Company anticipates that it will have a minimum required pension contribution funding of approximately $48 million in 2013.

Estimated Future Benefit Payments

	Pension Benefits	Other Benefits
	(In millions)
2013	$55.6	$13.3
2014	56.0	12.4
2015	56.4	11.9
2016	56.9	11.3
2017	57.2	10.6
2018-2022	289.8	43.1

Multiemployer Pension and Other Postretirement Plans

Ryerson participates in two multiemployer pension plans covering 73 employees at 5 locations. Total contributions to the plans were $0.5 million, $0.4 million, and $0.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. Ryerson’s contributions represent less than 5% of the total contributions to the plans. Ryerson maintains positive employee relations at all locations. During 2012, the Company exited and reentered the pension plan at one of the covered locations in an effort to reduce the overall pension liability. The transaction resulted in a withdrawal liability of $0.6 million as of December 31, 2012 which will be paid over a period of 25 years. The Company’s participation in these plans is not material to our financial statements.